Consolidated Statement of Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Retained earnings (deficit)	AOCI	Non- controlling interests
Beginning Balance at Dec. 31, 2020	$ 5,662,190	$ 4,935,304	$ 184,299	$ 60,729	$ 45,753	$ (22,507)	$ 458,612
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	81,565				117,169
Net income, non-controlling interests	35,604						(35,604)
Effect of redeemable non-controlling interests not included in equity (note 14)	(1,873)						(1,873)
OCI	(25,250)					(27,179)	1,929
Dividends declared and distributions to non-controlling interests	(171,971)				(158,604)		(13,367)
Dividends and issuance of shares under dividend reinvestment plan	0	46,208			(46,208)
Contributions received from non-controlling interests (note 3)	1,036,471			6,919		(6,371)	1,035,923
Common shares issued upon conversion of convertible debentures	16	16
Common shares issued upon public offering, net of tax effected cost	261,228	261,228
Contract adjustment payments (note 7(a))	(222,378)			(62,240)	(160,138)
Common shares issued under employee share purchase plan	2,572	2,572
Share-based compensation	5,074			5,074
Common shares issued pursuant to share-based awards	(7,738)	6,480		(10,482)	(3,736)
Acquisition of non-controlling interest	29,141						29,141
Ending Balance at Jun. 30, 2021	6,649,047	5,251,808	184,299	0	(205,764)	(56,057)	1,474,761
Beginning Balance at Dec. 31, 2020	5,662,190	4,935,304	184,299	60,729	45,753	(22,507)	458,612
Increase (Decrease) in Stockholders' Equity [Roll Forward]
OCI	(42,550)
Ending Balance at Dec. 31, 2021	7,382,079	6,032,792	184,299	2,007	(288,424)	(71,677)	1,523,082
Beginning Balance at Mar. 31, 2021	5,954,661	5,092,691	184,299	59,631	(40,330)	(20,272)	678,642
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	84,902				103,222
Net income, non-controlling interests	18,320						(18,320)
Effect of redeemable non-controlling interests not included in equity (note 14)	(910)						(910)
OCI	(34,241)					(35,785)	1,544
Dividends declared and distributions to non-controlling interests	(91,593)				(84,427)		(7,166)
Dividends and issuance of shares under dividend reinvestment plan	0	23,557			(23,557)
Contributions received from non-controlling interests (note 3)	820,971						820,971
Common shares issued upon conversion of convertible debentures	16	16
Common shares issued upon public offering, net of tax effected cost	133,801	133,801
Contract adjustment payments (note 7(a))	(222,378)			(62,240)	(160,138)
Common shares issued under employee share purchase plan	1,256	1,256
Share-based compensation	3,513			3,513
Common shares issued pursuant to share-based awards	(951)	487		(904)	(534)
Ending Balance at Jun. 30, 2021	6,649,047	5,251,808	184,299	0	(205,764)	(56,057)	1,474,761
Beginning Balance at Dec. 31, 2021	7,382,079	6,032,792	184,299	2,007	(288,424)	(71,677)	1,523,082
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(9,724)				57,578
Net income, non-controlling interests	67,302						(67,302)
Effect of redeemable non-controlling interests not included in equity (note 14)	(2,725)						(2,725)
OCI	(112,446)					(111,693)	(753)
Dividends declared and distributions to non-controlling interests	(235,658)				(199,870)		(35,788)
Dividends and issuance of shares under dividend reinvestment plan	0	42,779			(42,779)
Contributions received from non-controlling interests (note 3)	6,208						6,208
Common shares issued upon conversion of convertible debentures	6	6
Common shares issued under employee share purchase plan	2,455	2,455
Share-based compensation	5,664			5,664
Common shares issued pursuant to share-based awards	(4,792)	4,479		(7,410)	(1,861)
Ending Balance at Jun. 30, 2022	7,031,067	6,082,511	184,299	261	(475,356)	(183,370)	1,422,722
Beginning Balance at Mar. 31, 2022	7,274,807	6,057,249	184,299	1,158	(315,879)	(123,398)	1,471,378
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(62,322)				(33,387)
Net income, non-controlling interests	28,935						(28,935)
Effect of redeemable non-controlling interests not included in equity (note 14)	(1,529)						(1,529)
OCI	(61,412)					(59,972)	(1,440)
Dividends declared and distributions to non-controlling interests	(122,846)				(103,616)		(19,230)
Dividends and issuance of shares under dividend reinvestment plan	0	21,239			(21,239)
Contributions received from non-controlling interests (note 3)	2,478						2,478
Common shares issued under employee share purchase plan	1,149	1,149
Share-based compensation	4,042			4,042
Common shares issued pursuant to share-based awards	(3,300)	2,874		(4,939)	(1,235)
Ending Balance at Jun. 30, 2022	$ 7,031,067	$ 6,082,511	$ 184,299	$ 261	$ (475,356)	$ (183,370)	$ 1,422,722